PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 12,826	$ 13,806	$ 14,103
MIning property costs not subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	2,968	3,071	$ 2,353
MIning property costs not subject to depreciation | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	639	612
MIning property costs not subject to depreciation | Donlin Gold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	174	166
MIning property costs not subject to depreciation | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	1,245	1,467
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	786	640
Acquired mineral resources and exploration potential
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 124	$ 186